Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Financial Assets (Tables) [Line Items]
Schedule of other current financial assets
As at December 31,	2022	2021
Security deposits	$515	$861
Other current financial assets	$515	$861